Organization and principal activities (Tables)	6 Months Ended
Jun. 30, 2023
Organization and principal activities
Schedule of consolidated assets and liabilities information and consolidated operating results and cash flows information of the Group's VIE and VIE's subsidiaries

The following consolidated assets and liabilities information of the Group’s VIE and VIE’s subsidiaries as of December 31, 2022 and June 30, 2023, and consolidated operating results and cash flows information for the periods ended June 30, 2022 and 2023, have been included in the accompanying Unaudited Interim Condensed Consolidated Financial Statements:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Cash and cash equivalents	56,850	39,002
Restricted cash	38,811	13,782
Short-term investments	2,000	—
Accounts receivable, net	466,269	376,194
Amount due from related parties*	600,557	565,714
Prepayments and other current assets, net	188,144	121,627
Inventories	11,157	12,650
Total current assets	1,363,788	1,128,969
Property, equipment and software, net	3,036	3,723
Equity method investments, net	204,850	149,196
Long-term equity investment, net	6,000	3,000
Operating lease right-of-use assets	2,032	1,346
Total non-current assets	215,918	157,265
Total assets	1,579,706	1,286,234
Short-term bank borrowings	72,500	—
Accounts payable	638,295	514,564
Customers’ refundable fees	30,747	31,517
Current installments of long-term loans from a related party**	—	1,162,000
Amounts due to related parties*	183,076	125,354
Accrued expenses and other payables	145,088	86,989
Income tax payables	2,468	463
Operating lease liabilities-current	1,096	465
Total current liabilities	1,073,270	1,921,352
Non-current liabilities
Income tax payables	27,429	27,669
Operating lease liabilities	791	779
Long-term loans from a related party excluding current installments**	1,352,000	190,000
Total non-current liabilities	1,380,220	218,448
Total liabilities	2,453,490	2,139,800

*     Amounts due from and to related parties represent the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.

**   Long-term loans from a related party represents entrusted loans with 3-year term at annual interest rate of 0.2-0.5% (2022: 0.2-0.5)% from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.

	For the Six Months Ended June 30,
	2022	2023
	RMB	RMB
Total revenue	142,071	152,241
Net (loss) income	(27,433)	18,275
Net cash used in operating activities	(19,483)	(15,592)
Net cash (used in) provided by investing activities	(10,048)	45,299
Net cash used in financing activities	(58,509)	(72,584)
Net decrease in cash, cash equivalents and restricted cash	(88,040)	(42,877)
Cash, cash equivalents and restricted cash at the beginning of the period	251,873	95,661
Cash, cash equivalents and restricted cash at the end of the period	163,833	52,784